Class A and Class C Shares | Ashmore Emerging Markets Sovereign Debt Fund
Ashmore Emerging Markets Sovereign Debt Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A or Class C Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 87 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ashmore Emerging Markets Sovereign Debt Fund (USD $)		Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.00%	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%
Redemption Fee		none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ashmore Emerging Markets Sovereign Debt Fund		Class A Shares	Class C Shares
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	2.40%	2.39%
Acquired Fund Fees and Expenses		none	none
Total Annual Fund Operating Expenses		3.55%	4.29%
Fee Waiver and/or Expense Reimbursement	[2]	(2.35%)	(2.34%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.95%
[1]	Other Expenses have been restated to exclude non-recurring offering expenses incurred during the fiscal year ended October 31, 2011.
[2]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.20% and for the Fund's Class C Shares exceed 1.95% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2013 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Ashmore Emerging Markets Sovereign Debt Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	517	1,235	1,974	3,917
Class C Shares	298	1,088	1,992	4,306

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Ashmore Emerging Markets Sovereign Debt Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	517	1,235	1,974	3,917
Class C Shares	198	1,088	1,992	4,306

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign and Quasi-Sovereign issuers of Emerging Market Countries that are denominated in any Hard Currency (as defined below). Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers the obligations of which are guaranteed by a Sovereign, and issuers otherwise represented in the J.P. Morgan Emerging Markets Bond Index Global Diversified or a similar index as determined by the Investment Manager. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund’s investments in debt instruments will generally be limited to those issued by Sovereigns and Quasi-Sovereigns. The Fund may invest in debt instruments of all types and denominated in any Hard Currency (i.e., the U.S. dollar and currencies of other nations in the G-7). These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in obligations of any credit quality, and may invest without limit in debt securities that are of below investment grade quality (i.e., “junk bonds”).

The Fund normally seeks to maintain a weighted average portfolio duration of between 4 and 10 years.

The Fund is a “non-diversified” fund.

Although the Fund may gain most of its investment exposure to Sovereign and Quasi-Sovereign issuers by investing directly in their obligations, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more of such issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit linked notes, structured notes and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities.

The Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country.

In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign or Quasi-Sovereign issuers of Emerging Market Countries and denominated in U.S. dollars or in other Hard Currencies. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):

  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;
  High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments;
  Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
  Issuer Non-Diversification Risk: The Fund is “non-diversified” and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are “diversified”;
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Class A and Class C Shares of the Fund were recently launched and do not have a full calendar year of investment performance information to report. The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by comparing the Fund’s Institutional Class performance with a broad measure of market performance. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class Shares, which are offered in a different prospectus. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart and the Average Annual Total Return table also do not reflect any sales loads applicable to Class A shares. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class

Annual Total Return for Calendar Year 2011 for bar chart above: 5.85%

The best calendar quarter return during the period shown above was 4.37% in the 4th quarter of 2011; the worst was -2.93% in the 3rd quarter of 2011. The year-to-date performance through December 31, 2011 was 5.85%.

Average Annual Total Return – Institutional Class (For the period ended December 31, 2011)
Average Annual Total Returns Ashmore Emerging Markets Sovereign Debt Fund	1-Year	Since Inception	Inception Date
Return before taxes Institutional Class Shares	5.85%	4.13%	Dec. 08, 2010
Return after taxes on distributions Institutional Class Shares	4.10%	2.43%	Dec. 08, 2010
Return after taxes on distributions and sale of Fund shares Institutional Class Shares	3.77%	2.53%	Dec. 08, 2010
JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)	7.35%	6.07%	Dec. 08, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.